Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz	Jun. 30, 2021 USD ($) oz	Jun. 30, 2020 USD ($) oz
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance
The following table and supporting narrative contain information regarding compensation paid to our NEOs and the relationship to company performance.
							Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for Jensen (Former PEO) ($)	Compensation Actually Paid to Jensen (Former PEO) ($)	Summary Compensation Table Total for Heissenbuttel (Current PEO) ($)	Compensation Actually Paid to Heissenbuttel (Current PEO) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	TSR ($)(3)	Peer Group TSR ($)(3)	Net Income ($ in thousands)	Gross GEO Production (# of ounces) (4)
2023	$ —	$ —	$4,282,057	$4,422,977	$1,690,815	$1,705,218	$124.3	$160.3	$239,440	315,714
2022	—	—	3,060,540	3,540,577	1,340,295	1,519,307	114.3	151.2	238,982	340,559
2021 Stub	—	—	3,148,212	2,698,385	1,253,741	1,098,874	105.4	162.4	138,339	189,905
2021	—	—	3,042,284	2,498,478	1,403,420	1,160,025	113.6	171.4	302,532	316,272
2020	4,141,033	5,618,723	2,403,556	3,001,054	1,223,674	1,123,128	122.5	154.8	199,343	340,021
(1)
Mr. Heissenbuttel served as principal executive officer (“PEO”) in each year listed, and Tony Jensen (our former President and CEO) served as PEO in fiscal year 2020 until his retirement on January 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal Year	Non-PEO NEOs
2023	Daniel Breeze, Mark Isto, Paul Libner, Martin Raffield and Randy Shefman
2022	Daniel Breeze, Mark Isto, Paul Libner and Randy Shefman
2021 Stub	Daniel Breeze, Mark Isto, Paul Libner and Randy Shefman
2021	Daniel Breeze, Mark Isto, Paul Libner and Randy Shefman
2020	Daniel Breeze, Mark Isto, Bruce Kirchhoff, Paul Libner and Randy Shefman
(2)
The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2023. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2023.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$ 4,282,057	$1,690,815
Minus: Amount reported in “Stock Awards” column of the SCT	(2,507,551)	(882,982)
Plus: Fair value at 12/31/2023 of equity awards granted during 2023 that remained outstanding at 12/31/2023	2,243,970	790,854
Plus: Change in fair value measured from 12/31/2022 to 12/31/2023 for awards granted before 2023 and that remained outstanding at 12/31/2023	421,203	110,972
Minus: Change in fair value at vesting date versus 12/31/2022 for awards granted before 2023 that vested during 2023	(44,975)	(13,791)
Minus: The fair value at 12/31/2022 of awards granted before 2023 that failed to meet their vesting conditions	(6,891)	(2,213)
Plus: Dividends paid during 2023 prior to the vesting date of an award	35,164	11,563
SEC CAP	4,422,977	1,705,218

(3)
The amounts represent the value at the end of each period of an initial fixed investment of  $100 made on July 1, 2019. The peer group consists of the PHLX Gold and Silver Index.

(4)
For 2023, our Company-selected measure is Gross GEO Production (previously Adjusted Cash G&A Expense), reflecting the increased weight of Gross GEO Production in our short-term cash incentive program, which results in Gross GEO Production being, by our assessment, the most important financial performance measure not otherwise disclosed in the table used to link SEC CAP to Company performance. Gross GEO Production, which is a non-GAAP financial measure, is gross gold equivalent ounces of production or “GEOs” calculated by dividing our revenues for each metal (with metals other than silver and copper included with gold revenues) by the budgeted metal prices of $1,825 for gold and metals other than silver and copper, $22.50 for silver, and $3.80 for copper, and converting silver and copper amounts to gold equivalent amounts using conversion factors based on the budgeted prices. Gross GEO Production differs from the GEO Production that we report in our earnings releases as GEO Production reported in our earnings releases uses the average LBMA metal prices instead of budgeted metal prices.

Company Selected Measure Name		Gross GEO Production
Named Executive Officers, Footnote
(1)
Mr. Heissenbuttel served as principal executive officer (“PEO”) in each year listed, and Tony Jensen (our former President and CEO) served as PEO in fiscal year 2020 until his retirement on January 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal Year	Non-PEO NEOs
2023	Daniel Breeze, Mark Isto, Paul Libner, Martin Raffield and Randy Shefman
2022	Daniel Breeze, Mark Isto, Paul Libner and Randy Shefman
2021 Stub	Daniel Breeze, Mark Isto, Paul Libner and Randy Shefman
2021	Daniel Breeze, Mark Isto, Paul Libner and Randy Shefman
2020	Daniel Breeze, Mark Isto, Bruce Kirchhoff, Paul Libner and Randy Shefman

Peer Group Issuers, Footnote		(3) The amounts represent the value at the end of each period of an initial fixed investment of $100 made on July 1, 2019. The peer group consists of the PHLX Gold and Silver Index.
PEO Total Compensation Amount		$ 4,282,057
PEO Actually Paid Compensation Amount		$ 4,422,977
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2023. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2023.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$ 4,282,057	$1,690,815
Minus: Amount reported in “Stock Awards” column of the SCT	(2,507,551)	(882,982)
Plus: Fair value at 12/31/2023 of equity awards granted during 2023 that remained outstanding at 12/31/2023	2,243,970	790,854
Plus: Change in fair value measured from 12/31/2022 to 12/31/2023 for awards granted before 2023 and that remained outstanding at 12/31/2023	421,203	110,972
Minus: Change in fair value at vesting date versus 12/31/2022 for awards granted before 2023 that vested during 2023	(44,975)	(13,791)
Minus: The fair value at 12/31/2022 of awards granted before 2023 that failed to meet their vesting conditions	(6,891)	(2,213)
Plus: Dividends paid during 2023 prior to the vesting date of an award	35,164	11,563
SEC CAP	4,422,977	1,705,218

Non-PEO NEO Average Total Compensation Amount	$ 1,253,741	$ 1,690,815	$ 1,340,295	$ 1,403,420	$ 1,223,674
Non-PEO NEO Average Compensation Actually Paid Amount	1,098,874	$ 1,705,218	1,519,307	1,160,025	1,123,128
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2023. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2023.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$ 4,282,057	$1,690,815
Minus: Amount reported in “Stock Awards” column of the SCT	(2,507,551)	(882,982)
Plus: Fair value at 12/31/2023 of equity awards granted during 2023 that remained outstanding at 12/31/2023	2,243,970	790,854
Plus: Change in fair value measured from 12/31/2022 to 12/31/2023 for awards granted before 2023 and that remained outstanding at 12/31/2023	421,203	110,972
Minus: Change in fair value at vesting date versus 12/31/2022 for awards granted before 2023 that vested during 2023	(44,975)	(13,791)
Minus: The fair value at 12/31/2022 of awards granted before 2023 that failed to meet their vesting conditions	(6,891)	(2,213)
Plus: Dividends paid during 2023 prior to the vesting date of an award	35,164	11,563
SEC CAP	4,422,977	1,705,218

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the financial performance measures we believe were most important in linking SEC CAP to NEOs to company performance during 2023.
Most Important Financial Performance Measures for 2023
Adjusted Cash G&A Expense
Gross GEO Production
Relative TSR

Total Shareholder Return Amount	105.4	$ 124.3	114.3	113.6	122.5
Peer Group Total Shareholder Return Amount	162.4	160.3	151.2	171.4	154.8
Net Income (Loss)	$ 138,339,000	$ 239,440,000	$ 238,982,000	$ 302,532,000	$ 199,343,000
Company Selected Measure Amount | oz	189,905	315,714	340,559	316,272	340,021
PEO Name		Mr. Heissenbuttel
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Cash G&A Expense
Measure:: 2
Pay vs Performance Disclosure
Name		Gross GEO Production
Non-GAAP Measure Description
(4)
For 2023, our Company-selected measure is Gross GEO Production (previously Adjusted Cash G&A Expense), reflecting the increased weight of Gross GEO Production in our short-term cash incentive program, which results in Gross GEO Production being, by our assessment, the most important financial performance measure not otherwise disclosed in the table used to link SEC CAP to Company performance. Gross GEO Production, which is a non-GAAP financial measure, is gross gold equivalent ounces of production or “GEOs” calculated by dividing our revenues for each metal (with metals other than silver and copper included with gold revenues) by the budgeted metal prices of $1,825 for gold and metals other than silver and copper, $22.50 for silver, and $3.80 for copper, and converting silver and copper amounts to gold equivalent amounts using conversion factors based on the budgeted prices. Gross GEO Production differs from the GEO Production that we report in our earnings releases as GEO Production reported in our earnings releases uses the average LBMA metal prices instead of budgeted metal prices.

Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
Jensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,141,033
PEO Actually Paid Compensation Amount					5,618,723
Heissenbuttel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,148,212	4,282,057	3,060,540	3,042,284	2,403,556
PEO Actually Paid Compensation Amount	$ 2,698,385	4,422,977	$ 3,540,577	$ 2,498,478	$ 3,001,054
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,507,551)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,243,970
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		421,203
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,975)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,891)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,164
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(882,982)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		790,854
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		110,972
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,791)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,213)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 11,563